TAXES ON INCOME (Schedule of Deferred Income Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
In respect of:
Net operating loss carry forward	$ 43,113	$ 40,779
Research and development expenses	4,337	3,254
Other	462	661
Less - valuation allowance	$ (47,912)	(44,694)	$ (45,308)	$ (43,053)
Net deferred tax assets